                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 717 Texas Ave., Suite 3001
         Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell Hawkins
Title:   Manager
Phone:   713-238-2050

Signature, Place, and Date of Signing:


    /s/ Russell Hawkins                Houston, Texas           November 2, 2010
---------------------------   -------------------------------   ----------------
       [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:          21

Form 13F Information Table Value Total:    $909,522
                                          (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR GOLD TRUS CLL OPT110.0000 CALL             9edbzrb46     2457     1000 SH       Sole                     1000
SPDR GOLD TRUS CLL OPT110.0000 CALL             9edc1yj97    13090     7000 SH       Sole                     7000
SPDR GOLD TRUS CLL OPT125.0000 CALL             9edc1yjf3     1425     2000 SH       Sole                     2000
ACE LTD NEW (SWITZERLAND)      COM              h0023r105    53752   922782 SH       Sole                   922782
ALLEGHANY CORP DEL COM         COM              017175100     3373    11132 SH       Sole                    11132
AMGEN INC                      COM              031162100    38577   700000 SH       Sole                   700000
AON CORPORATIONCMN             COM              037389103    27377   700000 SH       Sole                   700000
AUTOMATIC DATA PROC            COM              053015103    84060  2000000 SH       Sole                  2000000
CHUBB CORP                     COM              171232101   113980  2000000 SH       Sole                  2000000
COCA COLA CMN                  COM              191216100    84854  1450000 SH       Sole                  1450000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    48802   707173 SH       Sole                   707173
JOHNSON & JOHNSON              COM              478160104    40274   650000 SH       Sole                   650000
MARSH & MCLENNAN COS INC       COM              571748102     9648   400000 SH       Sole                   400000
OAKTREE CAP GROUP LLC UNIT CL  COM                          102750  3000000 SH       Sole                  3000000
PHILIP MORRIS INTL INC COM     COM              718172109   123244  2200000 SH       Sole                  2200000
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107   120519  2050000 SH       Sole                  2050000
UNITEDHEALTH GROUP INCCMN      COM              91324p102    31599   900000 SH       Sole                   900000
SPDR S&P500 QT PUT OPT110.0000 PUT              9edce1xi9     4585    10000 SH       Sole                    10000
SPDR S&P500 QT PUT OPT114.0000 PUT              9edce1xd0     3050     5000 SH       Sole                     5000
SPDR S&P500 TR PUT OPT110.0000 PUT              9edcacjm6      347     5000 SH       Sole                     5000
SPDR S&P500 TR PUT OPT110.0000 PUT              9edbqoch3     1757     5000 SH       Sole                     5000